Other Financial Data - Summary of Components of Fixed Assets, Net (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Total Fixed assets, gross	$ 267	$ 546
Less: Accumulated depreciation	31	212
Fixed assets, net	236	334
Capitalized Software
Property Plant And Equipment [Line Items]
Total Fixed assets, gross	55	242
Leasehold Improvements
Property Plant And Equipment [Line Items]
Total Fixed assets, gross	40	63
Computer Equipment
Property Plant And Equipment [Line Items]
Total Fixed assets, gross	102	192
Furniture, Fixtures and Equipment
Property Plant And Equipment [Line Items]
Total Fixed assets, gross	12	21
Construction in Progress
Property Plant And Equipment [Line Items]
Total Fixed assets, gross	$ 58	$ 28